Stock Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense and directors' fees related to stock awards	$ 3.9	$ 6.5	$ 5.1
Compensation expense, non-vested awards	2.5	5.3	3.7
Shares were issued to employees, directors and officers	181,502
Nonvested awards, total compensation cost not yet recognized	$ 2.3
Nonvested awards, total compensation cost not yet recognized, period for recognition	1 year
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Period of predetermined peer group's total stockholder return	3 years